Vessels	6 Months Ended
Jun. 30, 2015
Vessels [Abstract]
Vessels

3.Vessels

Acquisitions

During the first six months of 2015 there were no vessel acquisitions. During the first six months of 2014, the Company acquired the suezmax tanker Eurovision from an affiliated company at a cost of $61,506.

Sales

There were no vessel sales in the first six months of 2015 and 2014.

Held for sale

On June 25, 2015 the Company agreed to sell en bloc to a related company the suezmax tanker Triathlon and the product carrier Delphi. At June 30, 2015 those vessels are accounted for as held for sale. (Note 5, Note 12(d))